       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Note  2.7%
              Fleet National Bank
$    16,000   1.87%, 2/22/02(b)                                     $   16,005,700
              Goldman Sachs Group, Inc.
    100,000   1.93%, 2/5/02                                            100,000,000
              National City Bank
     40,000   1.90%, 2/1/02(b)                                          40,001,228
     25,000   1.81%, 2/22/02(b)                                         25,001,087
                                                                    --------------
                                                                       181,008,015
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  3.0%
              Canadian Imperial Bank of Commerce
     75,000   4.105%, 5/10/02                                           75,424,793
    100,000   4.055%, 7/12/02                                          100,002,141
              Toronto Dominion Bank
     25,000   1.875%, 6/6/02                                            25,000,000
                                                                    --------------
                                                                       200,426,934
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  3.5%
              Alliance & Leicester London
    100,000   1.885%, 3/7/02                                           100,000,470
              Intesabci SpA
     56,000   1.95%, 3/4/02                                             56,001,440
              KBC Bank NV
     55,000   1.91%, 6/5/02                                             55,001,763
              San Paulo Imi SpA
     23,000   2.01%, 3/4/02                                             23,001,772
                                                                    --------------
                                                                       234,005,445
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  19.1%
              Abbey National Treasury
     50,000   2.44%, 11/20/02                                           50,000,000
     50,000   1.87%, 7/31/02                                            50,000,000
    118,000   1.76%, 2/11/02(b)                                        117,959,427
              Bayerische Hypo- und Vereinsbank AG
     55,000   1.95%, 6/7/02                                             55,000,000
              Dexia Bank
     80,000   4.11%, 7/5/02                                             80,000,000
    100,000   1.85%, 7/31/02                                           100,000,000

    See Notes to Financial Statements                                      5

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Dresdner Bank AG
$    10,000   5.07%, 2/6/02                                         $    9,999,960
     75,000   5.12%, 2/19/02                                            74,999,644
              Merita Bank PLC
     50,000   2.04%, 6/3/02                                             50,000,000
              Paribas
     30,000   1.96%, 6/3/02                                             30,001,478
              Rabobank Nederland
     60,000   4.105%, 7/5/02                                            59,997,544
              San Paulo Imi SpA
    100,000   1.8525%, 7/31/02                                         100,000,000
              Svenska Handelsbanken AB
     50,000   5.00%, 2/7/02                                             50,000,000
    150,000   3.62%, 9/5/02(c)                                         149,991,320
              Swedbank AB
     50,000   1.91%, 6/11/02                                            50,000,000
              UBS AG
     75,000   1.865%, 7/31/02                                           75,000,000
    100,000   2.52%, 10/15/02                                          100,000,000
     50,000   2.42%, 11/20/02                                           50,000,000
     35,000   4.25%, 5/16/02                                            35,000,000
                                                                    --------------
                                                                     1,287,949,373
-------------------------------------------------------------------------------------
Commercial Paper  46.9%
              Alianz Finance Corp.
     50,000   1.95%, 2/1/02                                             50,000,000
     60,000   1.74%, 4/24/02                                            59,762,200
              Allied Irish Banks NA
     30,000   1.85%, 3/21/02                                            29,926,000
              American Home Products Corp.
     41,600   1.85%, 2/20/02                                            41,559,382
              Amsterdam Funding Corp.
     16,651   1.80%, 2/7/02                                             16,646,005
              Asset Securitization Corp.
     75,000   1.77%, 2/19/02                                            74,933,625
              BCI Funding Corp.
     48,000   1.91%, 3/4/02                                             47,921,053

    6                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Blue Ridge Asset Funding Corp.
$    21,369   1.70%, 2/20/02                                        $   21,349,827
              Brahms Funding Corp.
     55,000   1.92%, 2/1/02                                             55,000,000
              BRIT Aerospace Finance
      8,400   1.90%, 2/12/02                                             8,395,123
              Citicorp
    100,000   1.79%, 2/27/02                                            99,870,722
    100,000   1.79%, 2/28/02                                            99,865,750
              Den Norske Bank
     26,567   2.06%, 3/13/02                                            26,506,191
              Deutsche Bank AG
    250,000   2.06%, 2/11/02                                           249,856,945
              Dexia Delaware LLC
      9,000   2.05%, 2/4/02                                              8,998,463
     65,000   2.05%, 2/8/02                                             64,974,090
              Edison Asset Securitization LLC
    190,000   1.85%, 2/13/02                                           189,882,833
     22,000   2.06%, 2/22/02                                            21,973,563
              Emerson Electric Co.
      5,000   1.80%, 2/28/02                                             4,993,250
              Enterprise Funding Corp.
     10,000   1.81%, 2/25/02                                             9,987,933
     15,043   1.82%, 3/18/02                                            15,008,777
     16,000   1.81%, 4/10/02                                            15,945,298
              Falcon Asset Securitization Corp.
     36,000   1.90%, 2/5/02                                             35,992,400
     25,039   1.77%, 2/7/02                                             25,031,614
     21,000   1.85%, 2/20/02                                            20,979,496
     50,000   1.85%, 2/22/02                                            49,946,042
     48,600   1.81%, 3/1/02                                             48,531,582
              FCAR Owner Trust Series I
    100,000   1.80%, 2/26/02                                            99,875,000
              FCAR Owner Trust Series II
     31,000   1.68%, 2/22/02                                            30,969,620
              Forrestal Funding Master Trust
     20,000   1.94%, 2/7/02                                             19,993,533

    See Notes to Financial Statements                                      7

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
$    18,000   1.80%, 2/22/02                                        $   17,981,100
      3,000   2.00%, 3/5/02                                              2,994,667
              General Electric Capital Corp.
     80,000   1.96%, 2/1/02                                             80,000,000
      8,000   1.84%, 2/21/02                                             7,991,822
    160,000   1.80%, 7/18/02                                           158,664,000
              Intrepid Funding Master Trust
     28,222   1.99%, 2/21/02                                            28,190,799
     17,117   1.94%, 2/22/02                                            17,097,629
     61,731   1.80%, 3/25/02                                            61,570,499
              Market Street Funding Corp.
     73,723   1.78%, 2/19/02                                            73,657,387
              JP Morgan Chase & Co.
    150,000   1.935%, 7/29/02                                          148,564,875
    100,000   1.98%, 9/3/02                                             98,823,000
              Novartis Finance Corp.
     49,000   1.88%, 2/4/02                                             48,992,323
              Nyala Funding LLC
     40,000   1.80%, 2/28/02                                            39,946,000
              Preferred Receivables Funding Corp.
     37,165   1.81%, 2/13/02                                            37,142,577
     37,000   1.80%, 2/27/02                                            36,951,900
              Robert Bosch Financial Corp.
     34,000   1.82%, 2/6/02                                             33,991,406
     37,000   1.82%, 3/25/02                                            36,902,731
              Salomon Smith Barney Holdings, Inc.
     75,000   1.81%, 2/6/02                                             74,981,146
              Santander Finance
     27,000   1.89%, 2/28/02                                            26,961,728
    126,000   1.88%, 6/6/02                                            125,177,500
              Spintab-Swedmortgage AB
     59,000   1.87%, 3/28/02                                            58,831,440
              Stadshypotek Delaware Inc.
     55,000   1.96%, 2/4/02                                             54,991,017
              Tyco Capital Corp.
     30,000   1.80%, 2/7/02                                             29,991,000

    8                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Tyco International Group SA
$    13,000   2.05%, 2/15/02                                        $   12,989,636
              Variable Funding Capital Corp.
     50,000   1.70%, 2/20/02                                            49,955,139
    100,000   1.81%, 2/12/02(b)                                         99,999,705
              Wal-Mart Stores, Inc.
     45,000   1.95%, 2/5/02                                             44,990,250
              Wells Fargo Financial, Inc.
    100,000   1.83%, 2/15/02                                            99,928,833
                                                                    --------------
                                                                     3,152,936,426
-------------------------------------------------------------------------------------
Loan Participations  0.4%
              Caterpillar, Inc.
     25,000   1.80%, 2/8/02                                             25,000,000
-------------------------------------------------------------------------------------
Repurchase Agreements(d)  12.3%
              Greenwich Capital Market
    210,000   1.85%, dated 1/31/02 due 2/7/02, in the amount of
               $210,075,542, value of collateral including
               accrued interest $214,202,893                           210,000,000
              Goldman Sachs Group, Inc.
    115,679   1.85%, dated 1/31/02 due 2/1/02, in the amount of
               $115,684,945, value of collateral including
               accrued interest $117,993,515                           115,679,000
    500,000   1.94%, dated 1/31/02 due 2/1/02, in the amount of
               $500,026,944, value of collateral including
               accrued interest $510,000,001                           500,000,000
                                                                    --------------
                                                                       825,679,000
-------------------------------------------------------------------------------------
Time Deposit - Eurodollar  1.1%
              National Australia Bank Grand Cayman
     74,367   1.90625%, 2/1/02                                          74,367,000
-------------------------------------------------------------------------------------
U.S. Government Agencies  3.0%
              Federal National Mortgage Association
    100,000   2.55%, 11/5/02                                            99,992,411
    100,000   2.52%, 2/7/02                                             99,992,356
                                                                    --------------
                                                                       199,984,767

    See Notes to Financial Statements                                      9

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Other Corporate Obligations  8.0%
              Allstate Insurance Co.
$    18,000   2.40%, 2/1/02(b)                                      $   18,000,000
              American Express Centurion Bank
      9,000   1.85625%, 2/6/02(b)                                        9,000,000
              Associates Corp. North America
      1,500   2.22%, 2/19/02(b)                                          1,500,701
     15,500   6.50%, 10/15/02                                           15,968,791
              Bank One Corp.
     15,000   1.92%, 4/26/02(b)                                         15,007,203
     15,000   2.13625%, 2/15/02(b)                                      15,006,985
              Bishops Gate Residential Mortgage Trust
     14,000   1.99%, 2/1/02(b)                                          14,000,000
              Citicorp M.T.N.
      3,000   2.10625%, 2/12/02(b)                                       3,002,131
              Fleet Boston Financial Corp., M.T.N.
     15,000   2.03375%, 2/1/02(b)                                       15,005,833
     10,000   2.37%, 2/1/02                                             10,006,464
              General Electric Capital Assurance Co.
     27,000   1.83%, 2/20/02(b)                                         27,000,000
              General Electric Capital Corp. M.T.N.
     10,000   6.65%, 9/3/02                                             10,169,371
      5,000   7.00%, 3/1/02                                              5,019,339
     25,000   3.815%, 7/30/02                                           25,231,820
     20,000   6.52%, 10/8/02                                            20,580,200
              Goldman Sachs Group Inc., M.T.N.
     40,000   1.94%, 2/19/02(b)                                         40,022,324
              Merrill Lynch & Co. Inc., M.T.N.
     23,000   5.72%, 4/15/02                                            23,176,648
      5,000   5.75%, 11/4/02                                             5,114,907
              Merrill Lynch & Co. Inc.
     50,000   2.16625%, 2/12/02                                         50,086,984
              MetLife Funding Inc.
     50,000   1.96%, 4/3/02(b)                                          50,000,000
              Morgan Stanley Group, Inc.
     25,000   6.375%, 8/1/02                                            25,316,394

    10                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Morgan Stanley Dean Witter & Co.
$    50,000   2.08%, 2/15/02(b)                                     $   50,020,350
              Salomon Smith Barney, Inc., M.T.N.
     10,300   6.50%, 10/15/02                                           10,611,519
              Suntrust Bank, Inc., M.T.N.
     11,975   1.85%, 4/22/02(b)                                         11,976,927
              Travelers Insurance Co.
     25,000   2.20%, 2/19/02(b)                                         25,000,000
              United Omaha Life Insurance Co.
     13,000   2.1575%, 3/5/02(b)                                        13,000,000
              US Bancorp
     31,090   6.50%, 7/15/02                                            31,431,801
                                                                    --------------
                                                                       540,256,692
                                                                    --------------
              Total Investments  100%
               (amortized cost $6,721,613,652(a))                    6,721,613,652
              Other assets in excess of liabilities                      3,089,531
                                                                    --------------
              Net Assets  100%                                      $6,724,703,183
                                                                    --------------
                                                                    --------------

------------------------------
(a) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Represents when-issued security.
(d) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
AB--Aktiebolag (Swedish Company).
AG--Aktiengesellschaft (German Company).
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
NA--National Association (National Bank).
PLC--Public Limited Company (British Limited Liability Company).
SA--Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation).
SpA--Societa per Azione (Italian Corporation).

    See Notes to Financial Statements                                     11

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Assets and Liabilities

                                                                  January 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $6,721,613,652
Cash                                                                          486
Interest receivable                                                    27,507,157
Prepaid expenses                                                           33,303
                                                                  ----------------
      Total assets                                                  6,749,154,598
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      21,087,311
Dividend payable                                                        3,131,054
Accrued expenses                                                          121,069
Management fee payable                                                    111,981
                                                                  ----------------
      Total liabilities                                                24,451,415
                                                                  ----------------
NET ASSETS                                                         $6,724,703,183
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                            $    6,724,703
   Paid-in capital in excess of par                                 6,717,957,377
                                                                  ----------------
                                                                    6,724,682,080
   Undistributed net investment income                                     21,103
                                                                  ----------------
Net assets at January 31, 2002                                     $6,724,703,183
                                                                  ----------------
                                                                  ----------------
   Net asset value, offering price and redemption price per
      share ($6,724,703,183 / 6,724,703,183 shares of $.001
      par value common stock issued and outstanding)                        $1.00
                                                                  ----------------
                                                                  ----------------

    12                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                  January 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $195,321,973
                                                                  ----------------
Expenses
   Management fee                                                      1,200,000
   Custodian's fees and expenses                                         231,000
   Transfer agent's fees and expenses                                    108,000
   Legal fees and expenses                                                42,000
   Reports to shareholders                                                35,000
   Trustees' fees and expenses                                            30,000
   Audit fee                                                              27,000
   Amortization of offering expenses                                       4,403
   Miscellaneous                                                          25,318
                                                                  ----------------
      Total expenses                                                   1,702,721
                                                                  ----------------
Net investment income                                                193,619,252
                                                                  ----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                           2,240,644
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $195,859,896
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     13

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Changes in Net Assets

                                               Year          September 18, 2000(b)
                                              Ended                 through
                                         January 31, 2002       January 31, 2001
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                 $    193,619,252       $     52,589,537
   Net realized gain on investment
   transactions                                 2,240,644                 10,778
                                         ----------------    ----------------------
   Net increase in net assets
   resulting from operations                  195,859,896             52,600,315
                                         ----------------    ----------------------
Dividends and distributions (Note 1)         (195,859,896)           (52,600,315)
                                         ----------------    ----------------------
Series share transactions (at $1 per
share)
   Net proceeds from shares subscribed     38,639,081,254         11,618,943,333
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions             191,863,296             47,073,399
   Cost of shares reacquired              (34,860,277,239)        (8,911,980,860)
                                         ----------------    ----------------------
   Net increase in net assets from
      Series share transactions             3,970,667,311          2,754,035,872
                                         ----------------    ----------------------
Total increase                              3,970,667,311          2,754,035,872
NET ASSETS
Beginning of period                         2,754,035,872                     --
                                         ----------------    ----------------------
End of period(a)                         $  6,724,703,183       $  2,754,035,872
                                         ----------------    ----------------------
                                         ----------------    ----------------------
------------------------------
(a) Includes undistributed net
investment income of                     $         21,103       $          7,500
                                         ----------------    ----------------------
(b) Commencement of investment operations.

    14                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements

      Prudential Core Investment Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series--the Taxable Money Market Series (the 'Series'), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series' investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    The Series values portfolio securities at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual
                                                                          15

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements Cont'd.

basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Series does not expect to realize long-term capital gains or losses.

      Offering and Organization Expenses:    Offering costs of approximately
$11,000 were amortized ratably over a period of twelve months from the date the Series commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI') formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation, a wholly-owned subsidiary of Prudential Financial Inc. ('Prudential'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the year ended January 31, 2002, the costs were .023% of the Series' average daily net assets.

      PI and PIM are indirect, wholly owned subsidiaries of Prudential.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and a wholly-owned subsidiary of Prudential, serves as the Series' transfer agent. During the year ended January 31, 2002, the Series incurred fees of approximately $100,000 for the services of PMFS. As of January 31, 2002, $8,300 of such fees were due to PMFS.

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements Cont'd.

Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Capital
Shares of the Series are available only to investment companies managed by PI and certain investment advisory clients of the subadvisor. At January 31, 2002 100% of the shares outstanding were owned by such entities.

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gains (losses) and paid-in capital on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in capital. For the year ended January 31, 2002, the adjustments were to increase undistributed net investments income by $13,603, and decrease paid-in capital by $13,603, due to expenses not deductible for tax purposes. Net investment income, net realized gains and net assets were not affected by this change.

      For the year ended January 31, 2002, the tax character of dividends paid of $195,859,896 consisted of $193,619,252 ordinary income and $2,240,644 short term capital gains.

      As of January 31, 2002, the accumulated undistributed earnings on a tax basis was $21,103.
                                                                          17

       Prudential Core Investment Fund      Taxable Money Market Series
             Financial Highlights

                                                              September
                                                Year         18, 2000(a)
                                                Ended          Through
                                             January 31,     January 31,
                                                2002            2001
------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $      1.00     $      1.00
                                             -----------     -----------
Net investment income and net realized
gains                                                .04             .02
Dividends and distributions to
shareholders                                        (.04)           (.02)
                                             -----------     -----------
Net asset value, end of period               $      1.00     $      1.00
                                             -----------     -----------
                                             -----------     -----------
TOTAL INVESTMENT RETURN(b):                         4.12%           2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 6,724,703     $ 2,754,036
Average net assets (000)                     $ 5,289,046     $ 2,150,413
Ratios to average net assets:
   Expenses                                         0.03%           0.03%(c)
   Net investment income                            3.66%           6.58%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods less than a full year are not annualized.
(c) Annualized.

    18                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential Core Investment Fund--
Taxable Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Core Investment Fund--Taxable Money Market Series (the 'Fund') at January 31, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
March 15, 2002
                                                                          19

  Prudential Core Investment Fund      Taxable Money Market Series

      Management of the Fund (Unaudited)     www.PruFN.com   (800) 225-1852

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

       Independent Trustees

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)            Trustee                since 1999
                       Robert E. La Blanc (68)              Trustee                since 1999
                       Robin B. Smith (62)                  Trustee                since 1999
                       Stephen Stoneburn (58)               Trustee                since 1999
                       Nancy H. Teeters (71)                Trustee                since 1999
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -------------------------------
                       Delayne Dedrick Gold (63)        Marketing Consultant.                           89

                       Robert E. La Blanc (68)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988 - August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (58)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995 - June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993 -
                                                        1995) of Cowles Business Media and
                                                        Senior Vice President of Fairchild
                                                        Publications, Inc. (1975 - 1989).

                       Nancy H. Teeters (71)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978 - June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ---------------------------------------------------------------------
                       Delayne Dedrick Gold (63)                     --

                       Robert E. La Blanc (68)          Director of Storage
                                                        Technology Corporation
                                                        (technology) (since 1979),
                                                        Titan Corporation
                                                        (electronics) (since 1995),
                                                        Salient 3 Communications,
                                                        Inc. (technology) (since
                                                        1995) and Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998);
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) of The High Yield Plus
                                                        Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (58)                        --

                       Nancy H. Teeters (71)                         --

   20                                                                    21

Prudential Core Investment Fund      Taxable Money Market Series
     Management of the Fund (Unaudited) Cont'd.   www.PruFN.com (800) 225-1852

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Trustee                since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -----------------------------------------------------------------
                       Clay T. Whitehead (63)                        --


       Interested Trustees

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Trustee and            since 1999
                                                            Vice President

                       *David R. Odenath, Jr. (45)          Trustee and            since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities; formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)                   --

    22                                                                    23

  Prudential Core Investment Fund      Taxable Money Market Series
    Management of the Fund (Unaudited) Cont'd.   www.PruFN.com   (800) 225-1852

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Trustee and            since 2000
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       -----------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------------
                       *Judy A. Rice (54)                            --


      Information pertaining to the officers of the Fund is set forth below.

       Officers

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Grace C. Torres (42)                 Treasurer and          since 1999
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (43)               Secretary              since 2001

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ----------------------------------------------------------------------
                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PIFM and First Vice
                                                        President (March 1993-1999) of
                                                        Prudential Securities.

                       Jonathan D. Shain (43)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997 - July 1988) and
                                                        Associate Counsel (August 1994 -
                                                        January 1997) of New York Life
                                                        Insurance Company.

    24                                                                    25

  Prudential Core Investment Fund      Taxable Money Market Series
     Management of the Fund (Unaudited) Cont'd.  www.PruFN.com  (800) 225-1852

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       William V. Healey (48)               Assistant              since 2000
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ----------------------------------------------------------------------
                       William V. Healey (48)           Vice President and Associate General
                                                        Counsel (since 1998) of Prudential;
                                                        Executive Vice President, Secretary
                                                        and Chief Legal Officer (since
                                                        February 1999) of PI; Senior Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since December 1998) of
                                                        PIMS; Executive Vice President, Chief
                                                        Legal Officer and Secretary (since
                                                        February 1999) of Prudential Mutual
                                                        Fund Services LLC; Director (since
                                                        June 1999) of ICI Mutual Insurance
                                                        Company; prior to August 1998,
                                                        Associate General Counsel of the
                                                        Dreyfus Corporation (Dreyfus), a
                                                        subsidiary of Mellon Bank, N.A.
                                                        (Mellon Bank), and an officer and/or
                                                        director of various affiliates of
                                                        Mellon Bank and Dreyfus.

------------------

    * 'Interested' Trustees, as defined in the 1940 Act, by reason of affiliation with the Manager (as defined below), the Subadviser (as defined below) or the
      Distributor (as defined below).
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustees and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (i.e.,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    26                                                                    27